Cost of Sales - Direct Vessel Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Payroll and related costs	$ 44,300	$ 43,154	$ 34,882
Insurances	5,309	5,211	4,377
Repairs and maintenance	8,941	6,366	4,820
Lubricants	1,529	1,210	939
Victualing	2,555	1,950	1,704
Travel expenses	4,680	3,461	2,761
Stores	4,249	3,032	2,996
Other expenses	9,433	8,036	8,315
Total	$ 80,996	$ 72,420	$ 60,794